Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 7,806,000	$ 7,298,000
Operating expenses:
Research and development	7,166,000	15,518,000
General and administrative	7,785,000	6,520,000
Loss on MannKind Transaction	2,618,000
Total operating expenses	17,569,000	22,038,000
Loss from operations	(9,763,000)	(14,740,000)
Other income (expense):
Interest income	467,000	867,000
Fair value adjustment of warrants	(67,000)	0
Other expense, net	(196,000)	(248,000)
Total other income, net	204,000	619,000
Net loss	$ (9,559,000)	$ (14,121,000)
Net loss per share attributable to common stockholders basic	$ (2.62)	$ (3.87)
Net loss per share attributable to common stockholders diluted	$ (2.62)	$ (3.87)
Weighted average common shares outstanding basic	3,652,285	3,651,911
Weighted average common shares outstanding diluted	3,652,285	3,651,911